Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2025	Jul. 31, 2025	Jul. 23, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 26, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 26, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 03, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 08, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 27, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 09, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 23, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Apr. 07, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Jun. 25, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 06, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 04, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Sep. 05, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Apr. 04, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jan. 10, 2018	Jan. 09, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 06, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 23, 2015
C000191729
Account Value [Line Items]
Account Value	$ 14,520	$ 14,322		$ 14,258	$ 13,955	$ 13,662	$ 13,710	$ 13,956	$ 13,866	$ 13,648	$ 13,704	$ 13,511	$ 13,570	$ 13,266	$ 13,041	$ 12,712	$ 12,608	$ 12,470	$ 12,612	$ 12,467		$ 12,379	$ 12,426	$ 11,879	$ 11,319		$ 11,558	$ 11,681	$ 11,622	$ 11,424	$ 11,118	$ 11,257		$ 11,151	$ 11,130	$ 11,274	$ 10,768	$ 10,882		$ 10,715	$ 10,315	$ 10,805	$ 11,131	$ 10,394		$ 11,322	$ 11,331	$ 11,859	$ 11,948		$ 12,059	$ 12,449	$ 12,140	$ 12,313	$ 12,371	$ 12,358	$ 12,292	$ 12,283	$ 12,129	$ 12,108	$ 11,973	$ 11,902		$ 11,856	$ 11,824	$ 11,521	$ 10,933	$ 10,929	$ 11,063	$ 10,906	$ 10,363	$ 10,307	$ 9,785		$ 9,552	$ 10,877	$ 11,125	$ 11,190	$ 10,858	$ 10,855	$ 10,820	$ 10,805	$ 10,800	$ 10,744		$ 10,433	$ 10,646	$ 10,467		$ 10,373	$ 10,158	$ 9,621		$ 9,932	$ 10,045	$ 10,275		$ 10,206	$ 10,134	$ 10,000	$ 9,934	$ 9,908		$ 9,808	$ 9,905	$ 10,000	$ 10,000
C000194565
Account Value [Line Items]
Account Value	13,530	13,393		13,383	13,201	13,048	12,967	13,012	12,932	12,774	12,848	12,738	12,858	12,746	12,542	12,378	12,247	12,106	12,215	12,082		12,106	12,115	11,782	11,307		11,366	11,517	11,515	11,426	11,331	11,458		11,401	11,114	11,313	10,996	11,042		10,865	10,577	10,922	11,319	10,681		11,332	11,114	11,480	11,570		11,656	11,956	11,783	11,868	11,888	11,917	11,863	11,819	11,706	11,682	11,593	11,585		11,611	11,620	11,502	11,254	11,209	11,336	11,332	10,857	10,876	10,578		10,148	10,934	11,053	11,041	10,962	10,921	10,879	10,863	10,752	10,713		10,490	10,543	10,473		10,371	10,256	9,894		10,012	10,006	10,103		10,072	9,998	9,905	9,892	9,892		9,867	9,894	9,972	10,000
C000232992
Account Value [Line Items]
Account Value	11,491	11,360		11,351	11,150	10,963	11,207	11,332	11,230	11,079	11,163	10,984	11,098	10,908	10,741	10,498	10,437	10,281	10,415	10,305		10,273	10,269	9,941	9,503		9,601	9,747	9,723	9,624	9,436	9,558		9,550	9,347	9,521	9,178	9,343		9,057	8,761	9,087	9,483	8,898		9,589	9,409	9,830	9,949	$ 10,000
C000191727
Account Value [Line Items]
Account Value	14,342	14,183		14,134	13,918	13,701	13,681	13,825	13,742	13,563	13,587	13,442	13,474	13,250	13,055	12,823	12,714	12,594	12,683	12,580		12,501	12,512	12,132	11,724		11,850	11,910	11,848	11,731	11,539	11,634		11,544	11,445	11,541	11,205	11,245		11,101	10,795	11,065	11,280	10,759		11,355	11,308	11,556	11,586		11,644	11,832	11,673	11,773	11,768	11,753	11,715	11,721	11,634	11,594	11,499	11,420		11,357	11,308	11,119	10,753	10,721	10,796	10,699	10,314	10,241	9,926		9,732	10,763	10,905	10,931	10,747	10,761	10,741	10,735	10,714	10,676		10,504	10,597	10,514		10,458	10,315	9,939		10,140	10,177	10,308		10,247	10,188	10,093	10,055	10,016		9,954	9,978	10,019		$ 10,000
C000245668
Account Value [Line Items]
Account Value	12,279	12,127		12,095	11,878	11,686	11,676	11,781	11,709	11,552	11,614	11,495	11,582	11,462	11,287	11,108	11,001	10,883	10,991	10,864		10,867	10,856	10,507	10,047	$ 10,000
C000138373
Account Value [Line Items]
Account Value	15,069	14,886		14,845	14,580	14,337	14,315	14,469	14,373	14,170	14,238	14,068	14,161	13,931	13,699	13,428	13,299	13,146	13,282	13,132		13,099	13,132	12,656	12,105		12,261	12,410	12,376	12,223	12,011	12,154		12,071	11,903	12,090	11,649	11,739		11,552	11,184	11,636	12,023	11,286		12,143	12,041	12,525	12,624		12,729	13,102	12,841	12,979	13,018	13,027	12,963	12,932	12,788	12,765	12,645	12,605		12,595	12,584	12,366	11,925	11,891	12,028	11,952	11,407	11,400	10,966		10,616	11,767	11,969	11,999	11,770	11,748	11,710	11,692	11,635	11,583		11,294	11,440	11,301		11,193	11,013	10,520		10,759	10,821	11,000		10,942	10,861	10,736	10,691	10,678		10,608	10,672	10,770			$ 10,725	$ 10,705	$ 10,751	$ 10,726	$ 10,644	$ 10,656	$ 10,550	$ 10,541	$ 10,451	$ 10,347	$ 10,371	$ 10,216	$ 10,121	$ 10,000
C000261436
Account Value [Line Items]
Account Value	10,088	9,784	$ 10,000
C000237217
Account Value [Line Items]
Account Value	20,411	20,105		19,500	18,480	17,229	17,126	18,615	19,017	18,481	18,627	17,617	17,872	17,349	16,848	17,044	16,096	15,144	15,595	15,206		14,182	13,787	13,327	12,322		12,635	13,221	13,233	12,766	12,037	11,694		11,477	10,616	10,853	9,962	10,838	$ 10,000
C000237218
Account Value [Line Items]
Account Value	14,492	13,958		13,862	13,260	12,879	13,523	13,917	13,799	13,135	14,052	13,236	13,412	13,212	12,893	12,321	12,406	12,081	12,699	12,096		11,716	11,720	11,114	10,119		10,261	10,790	11,106	10,746	10,068	10,302		10,231	10,288	10,642	10,105	10,521	10,000
C000238398
Account Value [Line Items]
Account Value	11,722	11,329		11,289	11,138	10,835	11,288	11,502	11,252	11,048	11,884	11,384	11,825	11,644	11,295	10,718	10,908	10,745	11,154	10,640		10,414	10,457	9,857	9,300		9,650	10,201	10,582	10,219	9,556	10,192		10,060	10,093	10,428	10,204	10,554	10,000
C000152993
Account Value [Line Items]
Account Value	19,388	18,635		18,758	18,175	17,504	16,486	16,323	16,123	15,579	16,091	15,948	16,956	16,606	16,119	15,363	15,689	15,268	15,626	15,173		15,041	15,093	14,297	13,103		13,703	14,114	14,527	13,994	13,434	13,994		13,692	13,385	13,714	12,889	12,795		11,639	11,280	12,649	13,191	12,631		13,860	13,930	14,718	14,629		14,729	15,549	14,767	15,462	15,264	15,762	15,582	15,419	15,543	15,095	14,686	14,142		14,131	14,228	13,595	12,221	12,648	12,847	12,089	11,648	11,409	10,836		10,032	11,769	12,945	13,128	12,760	12,647	12,242	11,953	12,192	12,323		11,787	12,230	12,138		12,061	11,891	11,068		11,530	11,530	12,561		12,519	12,652	12,488	12,746	12,842		12,616	12,797	13,318			12,811	12,560	12,413	12,136	11,887	11,792	11,471	11,429	11,047	10,725	10,525	10,342	10,042		$ 9,814	$ 10,099	$ 10,480	$ 10,321	$ 10,390	$ 9,882	$ 10,150	$ 10,214	$ 10,017	$ 9,340	$ 9,360	$ 9,912	$ 9,992	$ 10,000
C000196640
Account Value [Line Items]
Account Value	25,239	24,376		24,111	23,432	22,632	23,203	24,205	24,364	23,329	24,339	22,933	23,283	22,888	22,372	21,840	21,393	20,569	21,597	20,847		19,897	19,703	18,862	17,659		18,231	18,845	19,083	18,420	17,313	17,510		17,192	16,454	16,984	16,056	16,962		15,897	14,601	16,020	16,630	15,349		16,676	16,709	17,989	17,341		17,859	18,779	17,806	17,888	16,863	17,766	17,310	16,930	16,547	16,337	15,663	14,822		14,135	14,271	13,746	12,236	12,626	13,134	12,252	11,829	11,655	10,986		9,680	11,200	12,209	12,441	12,085	11,618	11,296	11,063	11,294	11,057		10,312	11,086	10,776		10,630	10,273	9,525		10,481	10,326	11,023		10,953	10,620	10,253	10,184	9,948	$ 10,000
C000152991
Account Value [Line Items]
Account Value	27,262	26,544		26,438	25,785	24,841	25,122	25,717	25,964	25,088	26,980	25,132	25,476	25,040	24,486	23,334	23,378	22,705	24,071	23,063		21,968	21,932	20,660	19,044		19,739	20,562	21,017	20,501	18,895	19,664		19,646	19,695	20,209	19,112	20,040		18,810	17,074	18,673	19,242	17,877		19,417	19,140	20,373	19,860		20,159	21,495	20,263	20,671	19,518	20,474	19,891	19,542	19,541	19,299	18,451	17,392		16,828	16,983	16,339	14,759	14,830	15,185	14,733	13,918	13,810	12,942		11,454	14,038	15,464	15,658	15,384	14,944	14,794	14,471	14,657	14,469		13,553	14,316	13,831		13,707	13,185	12,166		13,445	13,137	14,162		14,250	13,883	13,444	13,413	13,189		13,274	13,320	13,871			13,334	13,307	12,812	12,526	12,185	12,223	12,057	11,983	11,899	11,756	11,759	11,344	11,118		10,953	10,498	10,734	10,806	10,878	10,563	10,438	10,257	10,273	9,608	9,448	9,856	10,004	10,000
C000196639
Account Value [Line Items]
Account Value	16,528	16,163		15,806	14,927	14,309	14,167	14,222	13,887	13,825	13,849	14,274	14,818	13,724	13,529	13,463	12,935	12,851	12,816	12,537		11,978	12,526	12,124	11,163		11,605	11,946	12,687	12,000	11,554	11,640		11,830	11,487	12,258	11,313	11,489		9,987	10,331	11,709	11,661	11,713		12,549	12,527	13,305	13,479		13,922	14,000	13,776	14,280	14,125	14,794	14,085	14,326	14,337	13,996	13,624	13,457		13,326	13,166	12,588	11,214	11,433	11,663	11,198	10,636	10,126	9,779		9,073	10,494	11,341	11,614	11,154	11,039	10,623	10,344	10,629	10,754		10,156	10,708	10,414		10,363	10,176	9,478	$ 10,000
C000196638
Account Value [Line Items]
Account Value	16,291	15,695		15,989	15,642	15,019	14,395	14,582	14,425	13,821	14,235	14,300	15,310	15,230	14,752	14,439	14,527	13,952	14,219	13,839		13,642	13,521	12,814	11,713		12,183	12,657	13,184	12,813	12,310	12,824		12,409	12,078	12,332	11,371	11,376		10,210	9,683	10,743	11,372	10,797		11,849	11,856	12,654	12,567		12,913	13,689	12,987	13,619	13,262	13,672	13,331	13,200	13,371	12,931	12,620	12,322		12,174	12,298	11,774	10,190	10,687	10,911	10,413	10,152	9,802	9,363		8,799	10,016	10,964	11,134	10,797	10,687	10,256	9,911	10,121	10,274		9,691	10,120	9,817		9,773	9,532	8,988		9,461	9,399	10,245	$ 10,000
C000196637
Account Value [Line Items]
Account Value	14,366	14,325		14,121	13,278	12,703	12,679	12,679	12,158	12,032	11,967	12,516	13,076	12,093	11,767	11,752	11,257	11,140	11,043	10,804		10,374	10,838	10,530	9,814		10,194	10,539	11,283	10,652	10,273	10,481		10,777	10,413	11,198	10,260	10,359		8,871	9,263	10,595	10,607	10,764		11,558	11,523	12,353	12,508		13,180	13,321	13,152	13,827	13,586	14,230	13,847	14,889	14,576	14,586	14,195	14,386		14,457	13,629	12,999	12,296	11,851	12,009	11,695	10,546	9,726	9,664		8,797	10,343	10,827	11,367	10,608	10,522	10,070	9,983	10,452	10,501		9,945	10,756	10,487		10,386	10,391	9,543	10,000
C000241385
Account Value [Line Items]
Account Value	16,523	16,369		16,025	15,248	14,415	14,537	15,463	15,738	15,178	15,572	14,663	14,736	14,391	14,048	13,919	13,392	12,793	13,308	12,919		12,202	11,949	11,437	10,452		10,737	11,256	11,409	10,983	10,319	10,109	$ 10,000
C000210444
Account Value [Line Items]
Account Value	25,951	25,582		24,905	23,800	22,012	21,979	23,380	23,930	23,519	24,280	22,910	23,147	22,625	22,182	22,107	21,326	20,341	21,312	20,558		19,472	19,045	18,252	16,557		16,983	17,883	17,966	17,366	16,287	16,129		15,969	15,349	15,724	14,764	15,704		14,719	13,718	15,069	15,852	14,642		15,814	15,922	17,424	16,792		17,372	18,517	17,768	18,072	16,524	17,378	16,860	16,378	15,958	15,831	15,048	14,392		13,950	14,067	13,559	12,220	12,569	13,019	12,105	11,626	11,436	10,863		9,662	11,042	11,947	11,847	11,514	11,109	10,908	10,722	10,834	10,634		9,984	10,608	10,228	$ 10,000
C000236536
Account Value [Line Items]
Account Value	16,954	16,570		16,246	15,379	14,541	14,638	15,577	15,710	15,363	15,779	15,099	15,311	15,042	14,655	14,520	13,953	13,239	13,894	13,498		12,880	12,598	11,989	10,872		11,139	11,758	12,015	11,670	10,998	10,917		10,745	10,299	10,519	9,853	10,442		9,824	9,117	10,085	10,553	9,687	$ 10,000
C000247939
Account Value [Line Items]
Account Value	11,227	10,555		10,626	10,292	9,971	10,399	10,289	10,301	9,755	10,543	10,678	11,060	10,875	10,935	10,721	11,231	10,919	10,893	9,993	$ 10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,556	11,419		11,435	11,260	11,317	11,277	11,280	11,051	10,985	11,154	11,037	11,294	11,127	10,966	10,722	10,625	10,452	10,702	10,598		10,727	10,752	10,359	9,913		10,064	10,310	10,373	10,362	10,379	10,487		10,424	10,185	10,441	10,127	10,162		9,796	9,905	10,351	10,627	10,367		10,578	10,520	10,928	11,229		11,384	11,639	11,647	11,633	11,643	11,743	11,751	11,634	11,550	11,506	11,410	11,544		11,695	11,769	11,729	11,578	11,619	11,640	11,708	11,506	11,410	11,305		11,083	11,304	11,137	10,940	10,924	10,926	10,891	10,939	10,696	10,665		10,516	10,357	10,343		10,159	10,148	10,010		9,856	9,812	9,895		9,937	9,889	9,868	9,882	9,829		9,895	9,845	9,939	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,556	11,419		11,435	11,260	11,317	11,277	11,280	11,051	10,985	11,154	11,037	11,294	11,127	10,966	10,722	10,625	10,452	10,702	10,598		10,727	10,752	10,359	9,913		10,064	10,310	10,373	10,362	10,379	10,487		10,424	10,185	10,441	10,127	10,162		9,796	9,905	10,351	10,627	10,367		10,578	10,520	10,928	11,229		11,384	11,639	11,647	11,633	11,643	11,743	11,751	11,634	11,550	11,506	11,410	11,544		11,695	11,769	11,729	11,578	11,619	11,640	11,708	11,506	11,410	11,305		11,083	11,304	11,137	10,940	10,924	10,926	10,891	10,939	10,696	10,665		10,516	10,357	10,343		10,159	10,148	10,010		9,856	9,812	9,895		9,937	9,889	9,868	9,882	9,829		9,895	9,845	9,939	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	10,241	10,119		10,133	9,978	10,029	9,994	9,996	9,794	9,735	9,884	9,781	10,008	9,953	9,808	9,591	9,504	9,349	9,572	9,479		9,594	9,617	9,266	8,867		9,002	9,222	9,278	9,269	9,283	9,380		9,323	9,110	9,339	9,058	9,089		8,762	8,860	9,258	9,506	9,272		9,462	9,410	9,774	10,044	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,554	11,417		11,433	11,258	11,315	11,276	11,278	11,050	10,984	11,152	11,036	11,292	11,141	10,979	10,736	10,638	10,465	10,715	10,611		10,740	10,766	10,372	9,925		10,077	10,323	10,386	10,375	10,392	10,500		10,437	10,197	10,454	10,140	10,174		9,809	9,917	10,364	10,641	10,380		10,591	10,533	10,941	11,243		11,398	11,654	11,662	11,648	11,657	11,758	11,765	11,648	11,564	11,520	11,424	11,559		11,710	11,784	11,743	11,592	11,634	11,655	11,722	11,520	11,425	11,319		11,097	11,318	11,151	10,954	10,938	10,940	10,905	10,952	10,710	10,678		10,529	10,370	10,356		10,172	10,161	10,023		9,868	9,824	9,907		9,950	9,901	9,880	9,895	9,841		9,907	9,857	9,952		10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	11,616	11,478		11,495	11,318	11,376	11,336	11,339	11,109	11,043	11,212	11,095	11,353	11,197	11,035	10,790	10,692	10,518	10,769	10,665		10,794	10,820	10,424	9,975	10,000
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Account Value	12,010	11,868		11,885	11,702	11,762	11,721	11,723	11,486	11,417	11,592	11,471	11,738	11,546	11,379	11,126	11,026	10,846	11,105	10,997		11,131	11,157	10,750	10,287		10,444	10,699	10,764	10,753	10,770	10,883		10,816	10,569	10,835	10,509	10,545		10,166	10,278	10,741	11,028	10,757		10,977	10,917	11,340	11,652		11,813	12,078	12,086	12,072	12,081	12,185	12,194	12,072	11,985	11,939	11,840	11,979		12,136	12,213	12,171	12,014	12,057	12,079	12,149	11,939	11,840	11,731		11,500	11,729	11,556	11,353	11,336	11,338	11,302	11,351	11,100	11,067		10,912	10,748	10,733		10,542	10,531	10,388		10,228	10,182	10,268		10,312	10,261	10,240	10,255	10,199		10,268	10,216	10,314			10,414	10,368	10,384	10,371	10,408	10,319	10,281	10,277	10,198	10,103	10,118	10,040	10,005	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	10,173	9,971	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	17,598	17,248		16,870	16,053	15,103	15,206	16,114	16,327	15,884	16,272	15,370	15,511	15,186	14,827	14,648	14,141	13,473	14,047	13,609		12,919	12,705	12,153	11,136		11,375	11,945	12,138	11,760	11,031	10,984		10,815	10,432	10,693	10,061	10,676	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	24,418							22,359						21,072						18,883								16,575							14,475							14,295							15,681							16,103						13,473							12,277							10,262						10,068			$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	17,598	17,248		16,870	16,053	15,103	15,206	16,114	16,327	15,884	16,272	15,370	15,511	15,186	14,827	14,648	14,141	13,473	14,047	13,609		12,919	12,705	12,153	11,136		11,375	11,945	12,138	11,760	11,031	10,984		10,815	10,432	10,693	10,061	10,676	10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	17,243	16,870		16,510	15,726	14,805	14,932	15,824	16,078	15,633	16,083	15,150	15,294	14,987	14,666	14,422	13,980	13,324	13,912	13,461		12,781	12,612	12,014	11,015		11,283	11,855	12,064	11,676	10,934	10,914		10,772	10,456	10,709	10,052	10,668	10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	17,380							15,949						10,218						10,532								9,827							9,763							9,597							9,734							10,295						9,708	$ 10,000
FTSE Developed ex US Net Tax (US RIC) Index
Account Value [Line Items]
Account Value	21,101	20,261		20,422	19,854	18,940	18,105	18,185	17,914	17,074	17,565	17,565	18,534	18,335	17,808	17,250	17,485	16,902	17,364	16,792		16,471	16,496	15,627	14,247		14,888	15,411	16,039	15,505	14,841	15,423		15,018	14,690	15,083	13,941	14,005		12,629	11,975	13,270	13,891	13,235		14,654	14,536	15,538	15,379		15,602	16,373	15,571	16,341	15,939	16,431	16,186	16,138	16,329	15,755	15,277	14,901		14,557	14,685	13,953	12,083	12,553	12,864	12,228	11,896	11,488	11,000		10,268	11,916	13,068	13,357	12,899	12,757	12,338	11,972	12,285	12,453		11,749	12,357	12,030		11,983	11,713	10,924		11,502	11,491	12,535		12,437	12,651	12,374	12,550	12,806		12,494	12,701	13,337			12,752	12,515	12,379	12,161	11,854	11,866	11,523	11,507	11,108	10,866	10,586	10,443	10,126		9,812	9,983	10,186	10,059	10,033	9,554	9,831	9,943	9,651	9,003	9,144	9,823	9,987	10,000
MSCI World Index
Account Value [Line Items]
Account Value	23,918							21,607						20,677						18,687								16,616							14,955							14,374							16,138							16,925						14,572							13,043					$ 10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,172	26,611		26,033	24,778	23,291	23,431	24,870	25,313	24,532	25,235	23,709	23,876	23,376	22,835	22,507	21,786	20,806	21,731	21,056		19,977	19,703	18,776	17,172		17,597	18,465	18,794	18,169	17,020	16,941		16,733	16,220	16,616	15,572	16,533		15,684	14,520	16,000	16,639	15,222		16,613	16,638	18,266	17,670		18,169	19,254	18,505	18,756	17,539	18,384	17,867	17,503	17,075	16,995	16,126	15,538		15,101	15,226	14,609	13,070	13,393	13,901	12,950	12,234	11,969	11,369		10,042	11,571	12,601	12,587	12,234	11,789	11,544	11,347	11,559	11,382		10,636	11,359	10,919		10,732	10,380	9,578		10,537	10,327	11,114		11,072	10,703	10,346	10,279	10,023	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	36,107	35,363		34,594	32,927	30,951	31,136	33,049	33,637	32,600	33,535	31,506	31,728	31,064	30,344	29,909	28,951	27,649	28,878	27,981		26,547	26,182	24,950	22,819		23,384	24,538	24,974	24,144	22,617	22,512		22,236	21,554	22,080	20,693	21,970		20,843	19,295	21,262	22,111	20,227		22,076	22,110	24,274	23,481		24,144	25,586	24,590	24,925	23,307	24,430	23,742	23,259	22,691	22,584	21,430	20,649		20,067	20,234	19,413	17,368	17,797	18,472	17,209	16,257	15,905	15,108		13,345	15,377	16,745	16,727	16,258	15,666	15,340	15,079	15,360	15,126		14,133	15,095	14,509		14,261	13,794	12,727		14,003	13,723	14,768		14,713	14,223	13,748	13,660	13,320		13,275	13,583	14,101			13,367	13,219	12,828	12,541	12,279	12,241	12,003	11,920	11,770	11,647	11,639	11,205	10,985		10,782	10,373	10,579	10,571	10,557	10,170	10,147	9,972	9,918	9,272	9,275	9,803	9,983	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	14,638	14,453		14,176	13,372	12,825	12,659	12,579	12,518	12,299	12,316	12,775	13,369	12,532	12,333	12,297	11,830	11,764	11,679	11,428		10,909	11,440	11,010	10,194		10,606	10,891	11,606	10,926	10,526	10,706		10,829	10,510	11,239	10,416	10,565		9,200	9,495	10,756	10,711	10,738		11,502	11,452	12,126	12,406		12,789	13,035	12,795	13,339	13,209	13,755	13,672	13,901	13,977	13,567	13,179	13,015		12,762	12,734	12,081	10,649	10,883	11,357	11,111	10,200	9,501	9,429		8,638	10,210	10,779	11,306	10,521	10,535	10,109	9,920	10,428	10,557		9,937	10,715	10,494		10,406	10,383	9,546	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	16,982	16,288		16,520	16,164	15,456	14,779	14,839	14,557	13,830	14,152	14,233	15,051	14,914	14,444	14,032	14,262	13,731	14,076	13,643		13,398	13,321	12,649	11,575		12,064	12,490	12,988	12,581	12,033	12,565		12,220	11,924	12,178	11,266	11,257		10,118	9,601	10,592	11,120	10,592		11,676	11,589	12,391	12,311		12,533	13,169	12,528	13,139	12,824	13,207	12,978	12,881	13,069	12,617	12,248	11,973		11,710	11,836	11,310	9,792	10,200	10,472	9,960	9,733	9,412	9,020		8,472	9,777	10,749	10,978	10,633	10,514	10,149	9,867	10,129	10,259		9,685	10,173	9,895		9,833	9,589	8,998		9,457	9,468	10,287	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	14,638	13,369		12,775	12,316	12,299	12,518	12,579	12,659	12,825	13,372	14,176	14,453	12,532	12,333	12,297	11,830	11,764	11,679	11,428		10,909	11,440	11,010	10,194		10,606	10,891	11,606	10,926	10,526	10,706		10,829	10,510	11,239	10,416	10,565		9,200	9,495	10,756	10,711	10,738		11,502	11,452	12,126	12,406		12,789	13,035	12,795	13,339	13,209	13,755	13,404	14,372	14,183	14,022	13,681	13,891		13,785	13,375	12,459	11,405	11,174	11,357	11,111	10,200	9,501	9,429		8,638	10,210	10,779	11,306	10,521	10,535	10,109	9,920	10,428	10,557		9,937	10,715	10,494		10,406	10,383	9,546	10,000
MSCI USA Index
Account Value [Line Items]
Account Value	16,314	16,000		15,642	14,876	13,974	14,046	14,919	15,158	14,710	15,094	14,205	14,311	14,009	13,680	13,510	13,044	12,449	12,985	12,585		11,944	11,761	11,231	10,264		10,505	11,022	11,211	10,838	10,161	10,095	10,000
MSCI USA Index
Account Value [Line Items]
Account Value	25,890	25,391		24,823	23,609	22,177	22,292	23,677	24,056	23,345	23,955	22,544	22,711	22,233	21,709	21,440	20,700	19,756	20,607	19,972		18,955	18,664	17,824	16,288		16,672	17,631	17,933	17,336	16,253	16,147		15,945	15,398	15,775	14,801	15,726		14,914	13,817	15,230	15,851	14,498		15,807	15,841	17,421	16,829		17,337	18,377	17,679	17,859	16,694	17,521	17,019	16,626	16,176	16,098	15,267	14,714		14,339	14,474	13,900	12,459	12,792	13,287	12,360	11,667	11,407	10,843		9,582	10,974	11,948	11,925	11,585	11,166	10,928	10,737	10,927	10,761		10,054	10,733	10,319	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	17,374	17,029		16,655	15,849	14,910	15,012	15,909	16,119	15,682	16,065	15,174	15,313	14,993	14,638	14,462	13,961	13,301	13,868	13,436		12,755	12,544	11,999	10,995		11,231	11,793	11,984	11,611	10,891	10,844		10,677	10,299	10,557	9,933	10,540		9,982	9,235	10,171	10,604	9,709	10,000
MSCI World Index
Account Value [Line Items]
Account Value	12,846	12,520		12,361	11,849	11,187	11,089	11,605	11,689	11,291	11,593	11,084	11,309	11,085	10,799	10,612	10,401	9,956	10,337	10,018	10,000
Solactive USD High Yield Corporates Total Market High Beta Index
Account Value [Line Items]
Account Value	14,536	14,347		14,280	13,993	13,698	13,744	13,981	13,884	13,665	13,711	13,525	13,581	13,271	13,058	12,720	12,617	12,481	12,621	12,483		12,392	12,436	11,893	11,331		11,561	11,687	11,627	11,421	11,118	11,253		11,147	11,127	11,267	10,748	10,872		10,697	10,297	10,802	11,116	10,375		11,307	11,318	11,855	11,941		12,048	12,438	12,126	12,303	12,362	12,352	12,278	12,269	12,106	12,090	11,960	11,882		11,834	11,800	11,510	10,923	10,904	11,028	10,871	10,329	10,278	9,759		9,510	10,897	11,148	11,215	10,884	10,867	10,836	10,814	10,820	10,761		10,457	10,669	10,490		10,394	10,183	9,643		9,949	10,064	10,288		10,214	10,147	10,008	9,944	9,921		9,821	9,914	10,011	10,000
Solactive USD High Yield Corporates Total Market Index
Account Value [Line Items]
Account Value	14,147	13,985		13,945	13,701	13,477	13,458	13,596	13,505	13,313	13,372	13,223	13,309	13,087	12,881	12,619	12,501	12,359	12,485	12,349		12,317	12,342	11,900	11,379		11,519	11,659	11,628	11,476	11,279	11,407		11,327	11,168	11,338	10,910	11,003		10,820	10,471	10,904	11,256	10,561		11,366	11,269	11,724	11,813		11,910	12,258	12,011	12,142	12,181	12,189	12,120	12,094	11,953	11,932	11,822	11,775		11,765	11,752	11,551	11,132	11,099	11,223	11,142	10,630	10,610	10,185		9,840	10,960	11,146	11,175	10,958	10,926	10,888	10,866	10,818	10,766		10,497	10,637	10,506		10,406	10,237	9,774		9,993	10,053	10,212		10,157	10,087	9,966	9,928	9,914		9,846	9,906	9,994	10,000
Solactive USD High Yield Corporates Total Market Low Beta Index
Account Value [Line Items]
Account Value	13,584	13,450		13,438	13,252	13,096	13,015	13,052	12,970	12,809	12,881	12,775	12,893	12,773	12,577	12,407	12,276	12,133	12,240	12,107		12,131	12,134	11,803	11,322		11,375	11,531	11,529	11,435	11,341	11,462		11,406	11,117	11,314	10,986	11,045		10,861	10,568	10,922	11,312	10,676		11,332	11,114	11,482	11,570		11,658	11,957	11,783	11,870	11,891	11,920	11,857	11,815	11,699	11,677	11,590	11,574		11,601	11,609	11,494	11,240	11,195	11,324	11,316	10,838	10,853	10,564		10,121	10,959	11,082	11,073	10,988	10,944	10,901	10,882	10,779	10,737		10,513	10,569	10,497		10,394	10,278	9,912		10,029	10,027	10,115		10,083	10,011	9,913	9,906	9,905		9,877	9,899	9,980	10,000
Solactive USD High Yield Corporates Total Market Index
Account Value [Line Items]
Account Value	14,147	13,985		13,945	13,706	13,477	13,458	13,596	13,505	13,313	13,372	13,222	13,309	13,087	12,881	12,619	12,501	12,359	12,485	12,349		12,317	12,342	11,900	11,379		11,519	11,659	11,628	11,476	11,279	11,407		11,327	11,168	11,338	10,910	11,003		10,820	10,471	10,904	11,256	10,561		11,366	11,269	11,724	11,813		11,910	12,258	12,011	12,142	12,181	12,189	12,120	12,094	11,953	11,932	11,822	11,775		11,765	11,752	11,551	11,132	11,099	11,223	11,142	10,630	10,610	10,185		9,840	10,960	11,146	11,175	10,958	10,926	10,888	10,866	10,818	10,766		10,497	10,637	10,506		10,406	10,237	9,774		9,993	10,053	10,212		10,157	10,087	9,966	9,928	9,914		9,846	9,906	9,994	$ 10,000
Adaptive Wealth Strategies Risk Managed High Yield Index
Account Value [Line Items]
Account Value	11,615	11,481		11,449	11,252	11,064	11,296	11,411	11,335	11,174	11,223	11,098	11,171	10,984	10,811	10,591	10,469	10,373	10,479	10,364		10,338	10,359	9,988	9,550		9,668	9,785	9,760	9,632	9,466	9,574		9,507	9,373	9,516	9,157	9,234		9,082	8,789	9,152	9,447	8,864		9,540	9,458	9,840	9,915	10,000
Solactive USD High Yield Corporates Total Market Index
Account Value [Line Items]
Account Value	11,874	11,737		11,704	11,503	11,311	11,295	11,411	11,335	11,174	11,223	11,098	11,170	10,984	10,811	10,591	10,492	10,373	10,479	10,364		10,338	10,359	9,988	9,550		9,668	9,785	9,759	9,632	9,466	9,574		9,507	9,373	9,516	9,157	9,234		9,081	8,789	9,152	9,447	8,864		9,540	9,458	9,840	9,915	$ 10,000
Solactive USD High Yield Corporates Total Market 0-5 Year Index
Account Value [Line Items]
Account Value	14,422	14,267		14,216	14,014	13,794	13,775	13,912	13,822	13,640	13,665	13,527	13,557	13,324	13,138	12,899	12,790	12,667	12,753	12,654		12,572	12,579	12,200	11,787		11,909	11,975	11,914	11,791	11,602	11,689		11,601	11,506	11,609	11,261	11,309		11,166	10,861	11,143	11,348	10,815		11,422	11,375	11,630	11,658		11,721	11,911	11,744	11,846	11,839	11,823	11,769	11,775	11,679	11,641	11,546	11,457		11,393	11,345	11,160	10,789	10,759	10,832	10,734	10,352	10,278	9,970		9,700	10,804	10,940	10,966	10,772	10,770	10,747	10,734	10,719	10,680		10,503	10,601	10,519		10,463	10,320	9,948		10,147	10,192	10,311		10,249	10,198	10,098	10,065	10,028		9,957	9,986	10,025		10,000
Solactive USD High Yield Corporates Total Market Index
Account Value [Line Items]
Account Value	14,147	13,985		13,945	13,701	13,477	13,458	13,596	13,505	13,313	13,372	13,223	13,309	13,048	12,842	12,581	12,464	12,322	12,448	12,312		12,281	12,305	11,864	11,345		11,485	11,624	11,593	11,442	11,245	11,373		11,293	11,134	11,304	10,877	10,970		10,788	10,440	10,871	11,222	10,530		11,332	11,235	11,689	11,778		11,874	12,221	11,975	12,106	12,144	12,153	12,084	12,057	11,917	11,896	11,787	11,775		11,730	11,717	11,516	11,099	11,065	11,190	11,109	10,598	10,578	10,154		9,810	10,927	11,113	11,141	10,925	10,894	10,856	10,833	10,786	10,734		10,465	10,606	10,475		10,374	10,206	9,745		9,963	10,023	10,181		10,126	10,057	9,936	9,898	9,884		9,817	9,876	9,965		$ 10,000
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Account Value [Line Items]
Account Value	12,302	12,155		12,122	11,898	11,711	11,700	11,802	11,723	11,569	11,631	11,513	11,600	11,474	11,302	11,119	11,012	10,897	11,002	10,877		10,876	10,862	10,515	10,052	$ 10,000
Solactive USD High Yield Corporates Total Market Index
Account Value [Line Items]
Account Value	15,320	15,144		15,101	14,842	14,594	14,574	14,723	14,625	14,417	14,481	14,319	14,413	14,172	13,948	13,665	13,538	13,384	13,521	13,373		13,339	13,366	12,887	12,322		12,474	12,626	12,592	12,428	12,214	12,353		12,266	12,094	12,278	11,814	11,915		11,717	11,340	11,808	12,189	11,437		12,308	12,203	12,696	12,792		12,897	13,274	13,007	13,149	13,190	13,200	13,125	13,096	12,944	12,921	12,802	12,752		12,740	12,726	12,508	12,055	12,019	12,154	12,066	11,511	11,489	11,029		10,656	11,868	12,070	12,101	11,866	11,832	11,791	11,767	11,715	11,658		11,367	11,519	11,377		11,268	11,086	10,584		10,822	10,887	11,059		10,999	10,923	10,792	10,751	10,736		10,663	10,727	10,823			10,771	10,753	10,795	10,762	10,684	10,693	10,578	10,568	10,474	10,374	10,396	10,243	10,132	10,000
iBoxx USD Liquid High Yield Index
Account Value [Line Items]
Account Value	15,416	15,236		15,174	14,898	14,648	14,635	14,774	14,677	14,469	14,535	14,366	14,447	14,154	13,936	13,654	13,521	13,360	13,503	13,349		13,317	13,350	12,856	12,286		12,450	12,602	12,575	12,403	12,196	12,352		12,253	12,092	12,292	11,824	11,950		11,689	11,333	11,772	12,194	11,412		12,285	12,167	12,664	12,777		12,865	13,244	12,969	13,111	13,148	13,170	13,087	13,062	12,917	12,889	12,763	12,713		12,706	12,677	12,467	12,015	11,974	12,126	12,035	11,485	11,502	11,038		10,659	11,872	12,071	12,112	11,880	11,831	11,785	11,750	11,698	11,631		11,343	11,502	11,356		11,248	11,069	10,564		10,797	10,850	11,028		10,969	10,888	10,759	10,713	10,694		10,612	10,671	10,771			10,723	10,703	10,745	10,713	10,630	10,647	10,534	10,523	10,422	10,320	10,348	10,195	10,086	$ 10,000
S&P 500® Diversified Sector Weight Index
Account Value [Line Items]
Account Value	10,091	9,786	$ 10,000
S&P 500® Growth Scored & Screened Index
Account Value [Line Items]
Account Value	20,509	20,201		19,591	18,564	17,304	17,198	18,691	19,093	18,551	18,696	17,681	17,934	17,406	16,901	17,094	16,141	15,184	15,635	15,241		14,213	13,815	13,352	12,342		12,655	13,241	13,251	12,782	12,050	11,704		11,486	10,620	10,856	9,963	10,840	10,000
S&P 500® Value Scored & Screened Index
Account Value [Line Items]
Account Value	14,564	14,025		13,927	13,320	12,935	13,583	13,978	13,857	13,187	14,107	13,284	13,459	13,257	12,933	12,358	12,442	12,113	12,730	12,123		11,740	11,743	11,134	10,135		10,275	10,805	11,120	10,758	10,076	10,309		10,238	10,294	10,646	10,108	10,523	10,000
S&P High Yield Dividend Aristocrats Screened® Index
Account Value [Line Items]
Account Value	11,765	11,368		11,328	11,178	10,873	11,328	11,541	11,286	11,080	11,920	11,416	11,858	11,677	11,325	10,744	10,934	10,769	11,176	10,659		10,430	10,473	9,869	9,309		9,659	10,210	10,591	10,225	9,560	10,196		10,063	10,098	10,432	10,206	10,556	$ 10,000
FTSE Developed ex US Comprehensive Factor Index
Account Value [Line Items]
Account Value	20,292	19,502		19,619	19,001	18,297	17,226	17,046	16,836	16,266	16,792	16,634	17,673	17,302	16,794	15,998	16,332	15,892	16,256	15,775		15,636	15,688	14,857	13,614		14,236	14,649	15,069	14,514	13,934	14,509		14,198	13,869	14,203	13,349	13,245		12,050	11,677	13,089	13,644	13,062		14,330	14,405	15,210	15,109		15,203	16,048	15,231	15,947	15,742	16,243	16,056	15,873	15,999	15,531	15,105	14,533		14,521	14,616	13,964	12,551	12,989	13,185	12,404	11,950	11,709	11,116		10,287	12,066	13,274	13,457	13,077	12,957	12,540	12,239	12,479	12,605		12,057	12,508	12,414		12,328	12,152	11,307		11,781	11,777	12,828		12,780	12,913	12,742	13,003	13,094		12,855	13,026	13,546			13,010	12,762	12,603	12,309	12,061	11,964	11,636	11,595	11,204	10,876	10,669	10,471	10,165		9,934	10,218	10,594	10,398	10,488	9,979	10,232	10,270	10,075	9,370	9,403	9,940	9,987	10,000
Russell 1000® 2Qual/Val 5% Capped Factor Index
Account Value [Line Items]
Account Value	25,643	24,759		24,486	23,794	22,981	23,566	24,583	24,739	23,683	24,707	23,276	23,628	23,222	22,695	22,149	21,693	20,854	21,894	21,129		20,163	19,962	19,106	17,884		18,461	19,078	19,316	18,640	17,515	17,712		17,388	16,639	17,173	16,231	17,145		16,064	14,752	16,184	16,800	15,504		16,840	16,874	18,158	17,502		18,021	18,946	17,961	18,040	17,004	17,914	17,450	17,064	16,676	16,462	15,780	14,926		14,229	14,365	13,835	12,314	12,706	13,216	12,325	11,899	11,722	11,047		9,732	11,261	12,275	12,506	12,147	11,674	11,352	11,097	11,322	11,083		10,334	11,109	10,797		10,650	10,290	9,539		10,497	10,339	11,036		10,965	10,628	10,259	10,188	9,950	$ 10,000
Russell 1000® Comprehensive Factor Index
Account Value [Line Items]
Account Value	27,663	26,929		26,822	26,160	25,201	25,486	26,081	26,323	25,431	27,353	25,477	25,825	25,379	24,814	23,634	23,679	22,998	24,382	23,356		22,244	22,209	20,915	19,279		19,982	20,812	21,271	20,747	19,116	19,899		19,878	19,926	20,443	19,333	20,266		19,018	17,259	18,873	19,443	18,063		19,617	19,335	20,572	20,055		20,353	21,702	20,453	20,865	19,699	20,659	20,069	19,716	19,713	19,466	18,607	17,531		16,962	17,114	16,463	14,875	14,944	15,299	14,846	14,019	13,910	13,034		11,534	14,149	15,589	15,782	15,506	15,060	14,907	14,578	14,763	14,573		13,648	14,415	13,925		13,798	13,270	12,241		13,534	13,222	14,252		$ 14,340	$ 13,968	$ 13,525	$ 13,491	$ 13,267		$ 13,352	$ 13,393	$ 13,946			$ 13,405	$ 13,375	$ 12,874	$ 12,585	$ 12,240	$ 12,276	$ 12,109	$ 12,032	$ 11,945	$ 11,800	$ 11,801	$ 11,380	$ 11,151		$ 10,982	$ 10,525	$ 10,755	$ 10,826	$ 10,897	$ 10,579	$ 10,452	$ 10,269	$ 10,282	$ 9,613	$ 9,452	$ 9,862	$ 10,003	$ 10,000
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Account Value [Line Items]
Account Value	16,878	16,506		16,149	15,238	14,592	14,431	14,483	14,299	14,114	14,130	14,601	15,205	14,059	13,804	13,719	13,143	13,059	13,022	12,738		12,158	12,704	12,270	11,284		11,734	12,074	12,822	12,122	11,669	11,750		11,941	11,594	12,369	11,416	11,590		10,070	10,417	11,806	11,750	11,803		12,647	12,620	13,400	13,617		14,022	14,104	13,871	14,377	14,223	14,878	14,123	14,360	14,359	14,015	13,646	13,478		13,344	13,180	12,602	11,229	11,450	11,685	11,215	10,650	10,142	9,794		9,087	10,516	11,368	11,634	11,172	11,052	10,633	10,356	10,640	10,763		10,164	10,713	10,413		10,366	10,179	9,481	10,000
MSCI EAFE Selection Index
Account Value [Line Items]
Account Value	16,260	15,662		15,952	15,603	14,982	14,363	14,557	14,400	13,797	14,210	14,272	15,278	15,199	14,719	14,407	14,493	13,917	14,187	13,812		13,614	13,494	12,787	11,686		12,156	12,629	13,155	12,784	12,285	12,803		12,388	12,063	12,316	11,356	11,358		10,194	9,668	10,731	11,356	10,781		11,831	11,846	12,648	12,566		12,907	13,681	12,978	13,610	13,252	13,669	13,326	13,195	13,356	12,917	12,608	12,316		12,170	12,293	11,767	10,183	10,677	10,903	10,406	10,146	9,796	9,355		8,792	10,014	10,960	11,130	10,792	10,681	10,249	9,905	10,115	10,265		9,681	10,113	9,820		9,776	9,533	8,984		$ 9,461	$ 9,396	$ 10,245	$ 10,000
MSCI Global Climate 500 Emerging Markets Selection Index
Account Value [Line Items]
Account Value	14,726	14,716		14,521	13,640	13,038	12,992	12,994	12,642	12,328	12,277	12,784	13,400	12,376	12,016	11,995	11,473	11,346	11,239	10,995		10,549	11,015	10,686	9,948		10,335	10,682	11,429	10,785	10,398	10,591		10,891	10,522	11,313	10,376	10,482		8,967	9,356	10,714	10,706	10,853		11,659	11,638	12,472	12,704		13,292	13,440	13,262	13,948	13,709	14,340	13,956	15,009	14,683	14,688	14,295	14,490		14,551	13,723	13,078	12,372	11,918	12,076	11,759	10,598	9,770	9,712		8,839	10,395	10,893	11,427	10,660	10,565	10,107	10,018	10,491	10,533		9,969	10,768	10,494		10,384	10,390	9,542	10,000
MSCI Emerging Markets ESG Leaders Index
Account Value [Line Items]
Account Value	15,311	15,145		14,756	13,899	13,270	13,059	13,139	12,919	12,648	12,547	12,969	13,594	12,387	12,027	12,005	11,483	11,356	11,249	11,005		10,559	11,025	10,695	9,957		10,345	10,692	11,439	10,795	10,407	10,601		10,900	10,532	11,323	10,385	10,492		8,975	9,365	10,723	10,716	10,862		11,669	11,649	12,483	12,715		13,304	13,452	13,274	13,961	13,721	14,352	13,968	15,023	14,696	14,701	14,308	14,503		14,563	13,735	13,090	12,383	11,929	12,087	11,769	10,607	9,779	9,721		8,847	10,404	10,903	11,438	10,669	10,575	10,116	10,027	10,500	10,543		9,978	10,778	10,503		$ 10,393	$ 10,399	$ 9,551	$ 10,000
MSCI USA Climate Action Index
Account Value [Line Items]
Account Value	16,550	16,396		16,049	15,270	14,434	14,555	15,482	15,755	15,192	15,584	14,674	14,747	14,400	14,056	13,926	13,398	12,798	13,312	12,922		12,204	11,950	11,437	10,456		10,741	11,260	11,412	10,985	10,320	10,109	$ 10,000
MSCI USA Selection Index
Account Value [Line Items]
Account Value	26,100	25,726		25,042	23,930	22,129	22,091	23,498	24,051	23,638	24,400	23,022	23,260	22,734	22,287	22,211	21,423	20,433	21,407	20,648		19,555	19,126	18,329	16,624		17,050	17,953	18,033	17,430	16,344	16,184		16,023	15,400	15,774	14,811	15,753		14,763	13,759	15,114	15,898	14,683		$ 15,857	$ 15,965	$ 17,470	$ 16,835		$ 17,415	$ 18,562	$ 17,811	$ 18,114	$ 16,560	$ 17,416	$ 16,895	$ 16,412	$ 15,988	$ 15,859	$ 15,074	$ 14,416		$ 13,976	$ 14,091	$ 13,581	$ 12,239	$ 12,587	$ 13,037	$ 12,121	$ 11,641	$ 11,450	$ 10,874		$ 9,671	$ 11,052	$ 11,957	$ 11,856	$ 11,522	$ 11,116	$ 10,914	$ 10,728	$ 10,839	$ 10,638		$ 9,986	$ 10,610	$ 10,229	$ 10,000
Solactive ISS ESG United States Net Zero Pathway Enhanced Index
Account Value [Line Items]
Account Value	17,000	16,614		16,287	15,417	14,575	14,671	15,612	15,743	15,394	15,811	15,128	15,339	15,070	14,681	14,545	13,975	13,258	13,914	13,516		$ 12,895	$ 12,611	$ 12,000	$ 10,884		$ 11,151	$ 11,769	$ 12,026	$ 11,679	$ 11,006	$ 10,924		$ 10,751	$ 10,303	$ 10,522	$ 9,854	$ 10,444		$ 9,824	$ 9,116	$ 10,084	$ 10,552	$ 9,685	$ 10,000
S&P Global Natural Resources Net TR index
Account Value [Line Items]
Account Value	$ 11,511	$ 10,806		$ 10,729	$ 10,366	$ 10,072	$ 10,390	$ 10,238	$ 10,259	$ 9,716	$ 10,455	$ 10,534	$ 11,028	$ 10,794	$ 10,811	$ 10,664	$ 11,159	$ 10,865	$ 10,872	$ 10,046	$ 10,000